Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table summarizes customer contract revenue disaggregated by reportable segment and the source of the revenue for the year ended December 31, 2018:

	For the year ended December 31, 2018
($ thousands)	North America Gaming and Interactive	North America Lottery	International	Italy	Other	Total
Operating and Facilities Management Contracts	—	828,641	282,864	793,315	—	1,904,820
Lottery Management Agreements	—	129,104	—	—	—	129,104
Machine gaming	420,447	99,679	53,586	672,200	—	1,245,912
Other services	204,029	53,645	159,047	349,034	723	766,478
Service revenue	624,476	1,111,069	495,497	1,814,549	723	4,046,314

Lottery machines	—	80,405	20,246	—	—	100,651
Gaming machines	261,696	—	193,092	—	—	454,788
Systems and other	116,997	428	111,148	930	—	229,503
Product sales	378,693	80,833	324,486	930	—	784,942
Total revenue	1,003,169	1,191,902	819,983	1,815,479	723	4,831,256

Contract with Customer, Asset and Liability
Information about receivables, contract assets and contract liabilities subject to ASC 606 is as follows:

($ thousands)	December 31, 2018	January 1, 2018 (As Adjusted)	Balance Sheet Classification
Receivables, net	949,085	938,958	Trade and other receivables, net

Contract assets:
Current	58,739	27,903	Other current assets
Non-current	69,691	43,511	Other non-current assets
	128,430	71,414

Contract liabilities:
Current	(72,005)	(62,847)	Other current liabilities
Non-current	(67,022)	(51,848)	Other non-current liabilities
	(139,027)	(114,695)

Schedule of New Accounting Pronouncements and Changes in Accounting Principles
We adopted ASU 2016-18 in the first quarter of 2018 on a retrospective basis with the following impacts to our consolidated statements of cash flows ($ thousands):

For the year ended December 31, 2017	Under Prior Accounting	Restricted Cash Adjustment	As Adjusted
Other assets and liabilities	(118,923)	(22,540)	(141,463)
Net cash provided by operating activities	685,928	(22,540)	663,388

Other	5,435	(3,099)	2,336
Net cash provided by investing activities	298,665	(3,099)	295,566

Net increase in cash and cash equivalents, and restricted cash and cash equivalents	737,621	(25,639)	711,982
Effect of exchange rate changes on cash and cash equivalents, and restricted cash and cash equivalents	25,703	26,429	52,132
Cash and cash equivalents, and restricted cash and cash equivalents at the beginning of the period	294,094	247,222	541,316
Cash and cash equivalents, and restricted cash and cash equivalents at the end of the period	1,057,418	248,012	1,305,430

For the year ended December 31, 2016	Under Prior Accounting	Restricted Cash Adjustment	As Adjusted
Accounts payable	(22,855)	59,917	37,062
Other assets and liabilities	(21,736)	(3,195)	(24,931)
Net cash provided by operating activities	281,332	56,722	338,054

Other	40,160	(23,456)	16,704
Net cash used in investing activities	(315,985)	(23,456)	(339,441)

Net decrease in cash and cash equivalents, and restricted cash and cash equivalents	(346,792)	33,266	(313,526)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash and cash equivalents	13,402	(3,748)	9,654
Cash and cash equivalents, and restricted cash and cash equivalents at the beginning of the period (1)	627,484	217,704	845,188
Cash and cash equivalents, and restricted cash and cash equivalents at the end of the period	294,094	247,222	541,316
(1) In connection with the adoption of ASU 2016-18, the Company corrected its balance sheet as of January 1, 2016 to include an additional $48.6 million in restricted cash and cash equivalents which had previously been offset against current liabilities of the same amounts. Accordingly, the revised restricted cash and cash equivalents balance as of January 1, 2016 is $217.7 million which is included in the cash and cash equivalents, and restricted cash and cash equivalents at the beginning of the period in the schedule above as well as in the consolidated statements of cash flows.
The following table summarizes the impacts of adopting ASC 606 to our consolidated statement of operations for the year ended December 31, 2018:

	For the year ended December 31, 2018
($ thousands, except per share amounts)	Under Prior Accounting	Revenue Recognition Adjustment	As Adjusted
Revenue	4,896,300	(65,044)	4,831,256
Operating expenses	(4,264,321)	80,056	(4,184,265)
Provision for income taxes	(187,897)	(1,504)	(189,401)
Net income attributable to IGT PLC	(34,858)	13,508	(21,350)

Net income attributable to IGT PLC per common share - basic	(0.17)	0.07	(0.10)
Net income attributable to IGT PLC per common share - diluted	(0.17)	0.07	(0.10)

The following table summarizes the impacts of adopting ASC 606 to our consolidated balance sheet at December 31, 2018:

	December 31, 2018
($ thousands)	Under Prior Accounting	Revenue Recognition Adjustment	As Adjusted
Trade and other receivables, net	943,935	5,150	949,085
Inventories, net	298,234	(15,536)	282,698
Other current assets	446,285	57,776	504,061
Other non-current assets	2,081,115	27,849	2,108,964

Other current liabilities	802,589	14,133	816,722
Other non-current liabilities	448,757	(3,312)	445,445
Retained deficit	(1,072,611)	64,418	(1,008,193)

The following table summarizes the impacts of adopting ASC 606 to our consolidated statement of cash flows for the year ended December 31, 2018:

	For the year ended December 31, 2018
($ thousands)	Under Prior Accounting	Revenue Recognition Adjustment	As Adjusted
Net income (loss)	101,102	13,545	114,647
Trade and other receivables	(50,310)	(4,046)	(54,356)
Inventories	18,429	(5,873)	12,556
Other assets and liabilities	(128,314)	(3,626)	(131,940)
Net cash provided by operating activities	29,626	—	29,626